Vessels, Port Terminals and Other Fixed Assets, net	12 Months Ended
Dec. 31, 2018
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

NOTE 6: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, port terminals and other fixed assets, net consist of the following:

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2016	$470,946	$(131,146)	$339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696

Balance December 31, 2016	$475,380	$(150,040)	$325,340
Additions	5,531	(17,603)	(12,072)
Disposals	(3,585)	3,585	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)

Balance December 31, 2017	$472,083	$(164,058)	$308,025
Additions	3,581	(18,528)	(14,947)
Transfers from oil storage plant and port facilities for liquid cargoes	629	—	629
Transfers from deposits for vessels, port terminal and other fixed assets, net	49,421	—	49,421

Balance December 31, 2018	$525,714	$(182,586)	$343,128

Dry Port Terminals	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2016	$79,651	$(13,619)	$66,032
Additions	452	(2,204)	(1,752)

Balance December 31, 2016	$80,103	$(15,823)	$64,280
Additions	4,362	(4,826)	(464)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357

Balance December 31, 2017	$221,822	$(20,649)	$201,173
Additions	2,530	(6,806)	(4,276)
Disposals	(156)	137	(19)
Transfers to other long term-assets	(26)	—	(26)

Balance December 31, 2018	$224,170	$(27,318)	$196,852

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2016	$29,035	$(10,279)	$18,756
Additions	1,599	(1,289)	310
Transfers	(1,513)	—	(1,513)

Balance December 31, 2016	$29,121	$(11,568)	$17,553
Additions	698	(411)	287

Balance December 31, 2017	$29,819	$(11,979)	$17,840
Additions	—	(478)	(478)
Transfers to tanker vessels, barges and pushboats	(629)	—	(629)

Balance December 31, 2018	$29,190	$(12,457)	$16,733

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2016	$5,851	$(2,579)	$3,272
Additions	1,945	(718)	1,227
Transfers	(2,183)	—	(2,183)

Balance December 31, 2016	$5,613	$(3,297)	$2,316
Additions	184	(482)	(298)
Disposals	(75)	28	(47)

Balance December 31, 2017	$5,722	$(3,751)	$1,971
Additions	1,708	(771)	937
Write-off	(34)	—	(34)

Balance December 31, 2018	$7,396	$(4,522)	$2,874

Total	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2016	$585,483	$(157,623)	$427,860
Additions	4,734	(23,105)	(18,371)

Balance December 31, 2016	$590,217	$(180,728)	$409,489
Additions	10,775	(23,322)	(12,547)
Disposals	(3,660)	3,613	(47)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)

Balance December 31, 2017	$729,446	$(200,437)	$529,009
Additions	7,819	(26,583)	(18,764)
Disposals	(156)	137	(19)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	—	49,421
Transfers to other long term-assets	(26)	—	(26)
Write-off	(34)	—	(34)

Balance December 31, 2018	$786,470	$(226,883)	$559,587

Certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2018 and 2017, the net book value of such assets was $109,456 and $93,991, respectively. See also Note 10.

On September 4, 2017, Navios Logistics signed an agreement for the construction of covers for dry barges for a total consideration of $1,115. As of December 31, 2018, Navios Logistics had paid the whole amount (as of December 31, 2017, Navios Logistics had paid $629).

On November 12, 2018, Navios Logistics acquired approximately 3.5 hectares of undeveloped land located in Port Murtinho region, Brazil. Navios Logistics plans to develop this land for its port operations. As of December 31, 2018, Navios Logistics had paid $1,097 for the land acquisition.

On May 18, 2017, Navios Logistics acquired two product tankers, Ferni H (16,871 DWT) and San San H (16,871 DWT) for $11,239 which were previously leased with an obligation to purchase in 2020. Following the acquisition of the two product tankers, the remaining capital lease obligation was terminated and the carrying value of the tankers was adjusted for the difference between the purchase price and the carrying value. See also Note 10.

In February 2017, two self-propelled barges of the Company’s fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. The sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option, at no cost, at the end of the lease period.

Future minimum collections of Note receivable as of December 31, 2018, are as follows:

Collections Due by Period	December 31, 2018
December 31, 2019	$ 193
December 31, 2020	113
December 31, 2021	202
December 31, 2022	38
December 31, 2023	129
Total future minimum note receivable collections	675
Less: amount representing interest	(73)
Present value of future minimum Note receivable collections (1)	$ 602

(1)Reflected in the balance sheet as Note receivable current and non-current.

Deposits for vessels, port terminals and other fixed assets

During the first quarter of 2018, three new pushboats were delivered to Navios Logistics. As of December 31, 2018, a total of $32,032 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $3,874. As of December 31, 2017, Navios Logistics had paid $30,708 for the construction of the three new pushboats.

During the third quarter of 2018, a river and estuary tanker was delivered to Navios Logistics. As of December 31, 2018, a total of $17,389 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $628. As of December 31, 2017, Navios Logistics had paid $6,141 for the construction of the river and estuary tanker (including supervision cost).

During the second quarter of 2017, Navios Logistics substantially completed the expansion of its dry port in Uruguay. As of December 31, 2017, a total of $137,357 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $9,971.